UNITED STATES
				    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                Form 13F

                                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X ]; Amendment Number: _1__
	This Amendment (Check only one.): [ X ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		NLI International Inc.
Address: 	1251 Avenue of the Americas, 18th Floor
		New York, NY 10020-1198

Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Tomohiko Masuda
Title: President
Phone: (212) 403-3400

Signature, Place, and Date of Signing:



________________________		New York, NY		_____________________

[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: 322,725
(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

						FORM 13F INFORMATION TABLE

NAME OF REPORTING MANAGER:  NLI INTERNATIONAL INC.


Column 1                          Column 2   Column 3 	 Column 4    Column 5          Column 6   Column 7   Column 8
Name of
Issuer                             Title of   CUSIP       Value       Amount and Type   Investment   Other    Voting
                                  Class      Number      ($1,000)    of Security       Discretion  Managers  Authority

                                                                                                            (Shares)

 								  Shares or
								  Principal  SH/ PUT                Sole
								  Amount     PRN CALL

GARMIN LTD                           ORD    G37260109        736     38,400    SH      SOLE                38,400
NOBLE CORPORATION                    SHS    G65422100        413     18,700    SH      SOLE                18,700
ACE LTD                              SHS    H0023R105      1,979     37,400    SH      SOLE                37,400
AT&T INC                             COM    00206R102      7,017    246,200    SH      SOLE               246,200
ABBOTT LABS                          COM     2824100       9,580    179,500    SH      SOLE               179,500
AFFILIATED COMPUTER SERVICES        CL A     8190100       5,900    128,400    SH      SOLE               128,400
AMAZON COM INC                       COM     23135106      2,933     57,200    SH      SOLE                57,200
APPLE INC                            COM     37833100      4,310     50,500    SH      SOLE                50,500
AVON PRODS INC                       COM     54303102      4,443    184,900    SH      SOLE               184,900
BANK OF NEW YORK MELLON CORP         COM     64058100      6,145    216,900    SH      SOLE               216,900
BAXTER INTL INC                      COM     71813109      4,701     87,700    SH      SOLE                87,700
BECTON DICKINSON & CO                COM     75887109        903     13,200    SH      SOLE                13,200
CVS CAREMARK CORPORATION             COM    126650100      2,023     70,400    SH      SOLE                70,400
CATERPILLAR INC DEL                  COM    149123101      5,007    112,100    SH      SOLE               112,100
CITIGROUP INC                        COM    172967101      3,046    454,000    SH      SOLE               454,000
CLOROX CO DEL                        COM    189054109      5,234     94,200    SH      SOLE                94,200
DEVON ENERGY CORP NEW                COM    25179M103      4,738     72,100    SH      SOLE                72,100
DOW CHEM CO                          COM    260543103      1,831    121,300    SH      SOLE               121,300
EXELON CORP                          COM    30161N101      6,902    124,100    SH      SOLE               124,100
EXXON MOBIL CORP                     COM    30231G102     21,315    267,000    SH      SOLE               267,000
FEDEX CORP                           COM    31428X106        924     14,400    SH      SOLE                14,400
FIRST SOLAR INC                      COM    336433107      2,593     18,800    SH      SOLE                18,800
FREEPORT-MCMORAN COPPER & GO         COM    35671D857      2,109     86,300    SH      SOLE                86,300
GAMESTOP CORP NEW                   CL A    36467W109      2,392    110,400    SH      SOLE               110,400
GENERAL ELECTRIC CO                  COM    369604103      4,418    272,700    SH      SOLE               272,700
GENZYME CORP                         COM    372917104      5,482     82,600    SH      SOLE                82,600
GILEAD SCIENCES INC                  COM    375558103      4,592     89,800    SH      SOLE                89,800
GOLDMAN SACHS GROUP INC              COM    38141G104        827      9,800    SH      SOLE                 9,800
GOOGLE INC                          CL A    38259P508      6,322     20,550    SH      SOLE                20,550
HEINZ H J CO                         COM    423074103      2,264     60,200    SH      SOLE                60,200
HEWLETT PACKARD CO                   COM    428236103      9,900    272,800    SH      SOLE               272,800
HOLOGIC INC                          COM    436440101      2,011    153,900    SH      SOLE               153,900
INTEL CORP                           COM    458140100      5,435    370,700    SH      SOLE               370,700
INTUIT                               COM    461202103        550     23,100    SH      SOLE                23,100
JPMORGAN & CHASE & CO                COM    46625H100     11,890    377,100    SH      SOLE               377,100
JOHNSON & JOHNSON                    COM    478160104      8,292    138,600    SH      SOLE               138,600
JOHNSON CTLS INC                     COM    478366107      1,277     70,300    SH      SOLE                70,300
KOHLS CORP                           COM    500255104      3,584     99,000    SH      SOLE                99,000
LOCKHEED MARTIN CORP                 COM    539830109      4,565     54,300    SH      SOLE                54,300
MARATHON OIL CORP                    COM    565849106      2,511     91,800    SH      SOLE                91,800
MCDONALDS CORP                       COM    580135101      8,893    143,000    SH      SOLE               143,000
METLIFE INC                          COM    59156R108      7,349    210,800    SH      SOLE               210,800
MICROSOFT CORP                       COM    594918104      4,998    257,100    SH      SOLE               257,100
MONSANTO CO NEW                      COM    61166W101      3,911     55,600    SH      SOLE                55,600
MOODYS CORP                          COM    615369105        757     37,700    SH      SOLE                37,700
NII HLDGS INC                     CL B NEW  62913F201        918     50,500    SH      SOLE                50,500
NIKE INC                            CL B    654106103        678     13,300    SH      SOLE                13,300
NORFOLK SOUTHERN CORP                COM    655844108      3,576     76,000    SH      SOLE                76,000
NUCOR CORP                           COM    670346105        711     15,400    SH      SOLE                15,400
OCCIDENTAL PETE CORP DEL             COM    674599105      7,343    122,400    SH      SOLE               122,400
PEPSICO INC                          COM    713448108      8,966    163,700    SH      SOLE               163,700
PFIZER INC                           COM    717081103      1,234     69,700    SH      SOLE                69,700
PHILIP MORRIS INTL INC               COM    718172109      9,089    208,900    SH      SOLE               208,900
PRECISION CASTPARTS CORP             COM    740189105      3,866     65,000    SH      SOLE                65,000
PROCTER & GAMBLE CO                  COM    742718109      2,745     44,400    SH      SOLE                44,400
QUALCOMM INC                         COM    747525103     10,237    285,700    SH      SOLE               285,700
ROPER INDS INC NEW                   COM    776696106        690     15,900    SH      SOLE                15,900
SANDISK CORP                         COM    80004C101      2,661    277,200    SH      SOLE               277,200
SCHERING PLOUGH CORP                 COM    806605101      4,233    248,600    SH      SOLE               248,600
SCHLUMBERGER LTD                     COM    806857108      4,716    111,400    SH      SOLE               111,400
SEMPRA ENERGY                        COM    816851109      3,303     77,500    SH      SOLE                77,500
SOUTHERN CO                          COM    842587107      1,750     47,300    SH      SOLE                47,300
TJX COS INC NEW                      COM    872540109        699     34,000    SH      SOLE                34,000
THERMO FISHER SCIENTIFIC INC         COM    883556102      5,465    160,400    SH      SOLE               160,400
3M CO                                COM    88579Y101        817     14,200    SH      SOLE                14,200
TIME WARNER INC                      COM    887317105      6,845    680,500    SH      SOLE               680,500
US BANCORP DEL                     COM NEW  902973304      5,808    232,200    SH      SOLE               232,200
UNITED TECHNOLOGIES CORP             COM    913017109      5,569    103,900    SH      SOLE               103,900
UNITEDHEALTH GROUP INC               COM    91324P102      1,186     44,600    SH      SOLE                44,600
VERIZON COMMUNICATIONS INC           COM    92343V104      4,858    143,300    SH      SOLE               143,300
VISA INC                          COM CL A  92826C839      3,813     72,700    SH      SOLE                72,700
WAL MART STORES INC                  COM    931142103      8,022    143,100    SH      SOLE               143,100
WELLS FARGO & CO NEW                 COM    949746101      4,959    168,200    SH      SOLE               168,200
XTO ENERGY INC                       COM    98385X106        966     27,400    SH      SOLE                27,400
